UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EFMT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001946154

EFMT 2022-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable): ________________

Robert A. Catarella, (203) 409-3596
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFMT DEPOSITOR LLC

By: Ellington Management GROUP, L.L.C., as its manager

Date: September 12, 2022	/s/ Robert A. Catarella
	Name:	Robert A. Catarella
	Title:	Managing Director

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
99.02	AMC Rating Agency Grades Report
99.03	AMC Exception Detail Report
99.04	AMC Valuation Report
99.05	AMC Data Compare

99.06	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.07	Canopy Rating Agency Grades Report
99.08	Canopy Exception Detail Report
99.09	Canopy Valuation Report
99.10	Canopy Data Compare Report

99.11	Clayton Services LLC (“Clayton”) Narrative
99.12	Clayton Rating Agency Grades Report
99.13	Clayton Exception Detail Report
99.14	Clayton Valuation Report
99.15	Clayton Data Compare Report

99.16	Evolve Mortgage Services (“Evolve”) Narrative
99.17	Evolve Rating Agency Grades Report
99.18	Evolve Exception Detail Report
99.19	Evolve Valuation Report
99.20	Evolve Data Compare Report

99.21	Infinity IPS, Inc. (“Infinity”) Narrative
99.22	Infinity Rating Agency Grades Report
99.23	Infinity Exception Detail Report
99.24	Infinity Valuation Report
99.25	Infinity Data Compare Report

99.26	Wipro Opus Risk Solutions, LLC (“Opus”) Narrative
99.27	Opus Rating Agency Grades Report
99.28	Opus Exception Detail Report
99.29	Opus Valuation Report
99.30	Opus Data Compare Report

99.31	Selene Diligence LLC (“Selene”) Narrative
99.32	Selene Rating Agency Grades Report
99.33	Selene Standard Findings Report
99.34	Selene Valuation Report
99.35	Selene Data Compare Report